Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commitments
44	COMMITMENTS

(a)	The Group had the following capital commitments at the end of the reporting period:

	2020	2019
	RMB million	RMB million
Contracted for:
– Aircraft, engines and flight equipment (note)	37,277	47,822
– Other property, plant and equipment	3,646	4,917
– Investments	1,335	860

	42,258	53,599

Note:

(i)
Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts, were expected to be paid as follows:

	2020	2019
	RMB million	RMB million
Within one year	13,542	18,388
In the second year	13,692	12,442
In the third year	7,109	11,956
In the fourth year	2,934	3,892
Over four years	—	1,144

	37,277	47,822

The above capital commitments represent the future outflows of cash or other resources.

(ii)
On March 11, 2019, the Civil Aviation Administration of China ordered all domestic airlines to ground all
737MAX-8
aircraft. The Group has 46
737MAX-8
aircraft on order as at December 31, 2020 and has not taken delivery of any
737MAX-8
aircraft since the grounding. Due to uncertainty surrounding the timing of delivery of certain aircraft, the amounts in the above table represent the Group’s best estimate, including with respect to the delivery of Boeing
737MAX-8
aircraft. However, the actual delivery schedule may differ from the table above.

(b)
The Group has various lease contracts that have not yet commenced as at December 31, 2020. The future lease payments for these non-cancellable
lease contracts are RMB62 million (2019: RMB62 million) due within one year, and RMB123 million (2019: RMB16 million) due in the second to fifth years.

(c)	As at December 31, 2020, lease commitments for short-term leases amounted to RMB130 million (2019: RMB83 million).